Property, Equipment and Software, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property Equipment And Software [Abstract]
Depreciation expenses	¥ 21,068	¥ 13,853	¥ 10,255